Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2023
Accounts Receivable [Abstract]
Summary of Accounts and notes receivable

	December 31, 2022	December 31, 2023
	NT$000	NT$000
Accounts receivable	4,384,232	5,328,835
Less: Loss allowance	(2,669)	(2,454)
	4,381,563	5,326,381

Aging of Accounts Receivable which are Past Due but not Impaired

	December 31, 2022	December 31, 2023
	NT$000	NT$000
Current	4,357,073	5,326,523
Within 1 month	27,159	2,089
1-2 months	—	223
	4,384,232	5,328,835